Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Share	The basic loss per share is calculated by dividing the loss of the period attributable to the common shares by the weighted average number of common shares outstanding during the period as follows:

	Three-month period ended June 30, 2022	Six-month period ended June 30, 2022
Net loss attributable to shareholders (in USD ‘000)	(32,798)	(44,599)
Weighted average number of common shares outstanding	83,884,893	82,916,093

Basic and diluted loss per share (in USD)	(0.39)	(0.54)

	Three-month period ended June 30, 2021	Six-month period ended June 30, 2021
Net loss attributable to shareholders (in USD ‘000)	(19,144)	(39,148)
Weighted average number of common shares outstanding	75,809,484	72,211,911

Basic and diluted loss per share (in USD)	(0.25)	(0.54)